Label	Element	Value
VCP Total Return Balanced SM Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000892538_SupplementTextBlock

SUNAMERICA SERIES TRUST

VCP Total Return BalancedSM Portfolio

(the “Portfolio”)

Supplement dated June 3, 2016 to the

Prospectus dated May 1, 2016

You are receiving this supplement to inform you about a new expense limitation for the Portfolio’s Class 1 shares. The expense limitation is effective as of May 25, 2016 pursuant to an agreement entered into between SunAmerica Series Trust, on behalf of the Class 1 shares of the Portfolio, and SunAmerica Asset Management, LLC, the Portfolio’s adviser. The following changes to the Prospectus are effective immediately:

Risk/Return [Heading]	rr_RiskReturnHeading	VCP Total Return Balanced SM Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

In the section entitled “Portfolio Summary: VCP Total Return BalancedSM Portfolio – Fees and Expenses of the Portfolio,” the table of Annual Portfolio Operating Expenses is deleted in its entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operation Expenses (expenses you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

In addition, the “Expense Example” is deleted and replaced with the following:

Expense Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers, as applicable, remain in effect only for the periods ending May 25, 2017 and April 30, 2017 for the Portfolio’s Class 1 and Class 3 shares, respectively. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus. PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.
VCP Total Return Balanced SM Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.86%
Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	0.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.91%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 25, 2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,120
VCP Total Return Balanced SM Portfolio | Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.86%
Service (12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	1.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.16%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2017
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,409

[1]	"Other Expenses" with regard to Class 1 shares are anticipated other expenses payable by Class 1 shares for the current fiscal year.
[2]	Pursuant to an Amended and Restated Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SAAMCo") has contractually agreed, to waive its fees and/or reimburse expenses to the extent that Total Annual Portfolio Operating Expenses exceed 0.91% and 1.16% of the average daily net assets of the Portfolio's Class 1 and Class 3 shares, respectively. For purposes of this agreement, "Total Annual Portfolio Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and/or infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of business of SunAmerica Series Trust (the "Trust") on behalf of the Portfolio. Any waivers and/or reimbursements made by SAAMCo with respect to the Portfolio are subject to recoupment from the Portfolio within two years after the occurrence of the waiver and/or reimbursement, provided that the Portfolio is able to effect such payment to SAAMCo and remain in compliance with the expense limitation in effect at the time the waivers and/or reimbursements occurred. This agreement is effective for the period from the Portfolio's inception through May 25, 2017 with respect to the Portfolio's Class 1 shares and through April 30, 2017 with respect to the Portfolio's Class 3 shares. This agreement may be modified or discontinued prior to such time only with the approval of the Board of Trustees of the Trust, including a majority of the trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940, as amended.